Income Taxes - Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 403	$ 361	$ 633
Deferred income tax benefit	(80)	(103)	(211)
Income taxes	$ 323	$ 258	$ 422